Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of retained earnings
(1)	Retained earnings as of December 31, 2022 and 2021 are as follows:

(In millions of won)
	December 31, 2022		December 31, 2021
Appropriated:
Legal reserve	￦	22,320	22,320
Reserve for business expansion		9,631,138	11,631,138
Reserve for technology development		4,365,300	4,365,300

		13,996,438	15,996,438
Unappropriated		8,444,953	6,418,583

	￦	22,463,711	22,437,341